Share-Based Compensation (Schedule of Weighted Average Assumptions Used in Valuing Stock Options Granted to Employees) (Details)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Stock price volatility	27.00%
Risk-free interest rate	0.88%
Expected life (in years)	4 years 11 months 6 days
Dividend rate	0.00%
Forfeiture rate	4.10%